Employee Benefits - Summary of Expected Benefit Payments (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Disclosure Of Defined Benefit Plans [Abstract]
March 31, 2023	$ 1,501
March 31, 2024	1,589
March 31, 2025	1,522
March 31, 2026	1,496
March 31, 2027	1,595
Thereafter	$ 5,985